Note 9 - Warrant Liability (Details) - Warrant Liability Measured at Fair Value on a Recurring Basis (USD $)	Jun. 30, 2013
Warrant Liability:
June 30, 2013	$ 10,453,334
Fair Value, Inputs, Level 2 [Member]
Warrant Liability:
June 30, 2013	$ 10,453,334